RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Oher Post-Retirement Benefits Obligation - Other Postretirement Benefits Plan [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Oher Post-Retirement Benefits Obligation [Line Items]
Beginning Balance	£ (124)	£ (144)
Actuarial (losses) gains	(6)	18
Insurance premiums paid	7	5
Charge for the year	(4)	(4)
Exchange and other adjustments	1	1
Ending Balance	£ (126)	£ (124)